Note 10 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.
       Stock Incentive Plan

On
July 31, 2014,
the Board of Directors approved the Company’s
2014
Stock Incentive Plan (the
“2014
Plan”). The plan is administered by the Board of Directors which can make awards totaling in aggregate up to
2,500,000
shares, respectively over
10
years after the plan’s adoption date. The persons eligible to receive awards under the plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant. Awards may
be made under the plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the
2014
Plan during the
three
year period ended
December 31, 2018
are noted below.

a)	On
November 3, 2016
an award of
82,080
non-vested restricted shares, was made to
19
key persons of which
50%
vested on
November 1, 2017
and
50%
vested on
November 1, 2018;
awards to officers and directors amounted to
48,048
shares and the remaining
34,032
shares were awarded to employees of Eurobulk.

b)	On
November 2, 2017
an award of
100,270
non-vested restricted shares, was made to
18
key persons of which
50%
vested on
July 1, 2018
and
50%
will vest on
July 1, 2019;
awards to officers and directors amounted to
57,700
shares and the remaining
42,570
shares were awarded to employees of Eurobulk.

c)	On
November 21, 2018
an award of
125,450
non-vested restricted shares, was made to
18
key persons of which
50%
will vest on
November 16, 2019
and
50%
will vest on
November 16, 2020;
awards to officers and directors amounted to
72,170
shares and the remaining
53,280
shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not
have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of non-vested restricted shares to be immaterial and hence accounts for forfeitures as they occur. During
2017,
4,306
shares were forfeited with a weighted-average grant-date fair value of
$2.78
per share.
No
forfeitures occurred in the years ended
December 31, 2016
and
2018.

The compensation cost that has been charged against income for awards was
$294,341,
$116,562
and
$124,487,
for the years ended
December 31, 2016,
2017
and
2018,
respectively and is included within “Other general and administrative expenses” in the “Consolidated statements of operations”. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of
December 31, 2018
and changes during the year ended
December 31, 2018,
are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2018	140,362	1.60
Granted	125,450	1.07
Vested	(90,227)	1.52
Non-vested on December 31, 2018	175,585	1.27

As of
December 31, 2018,
there was
$127,278
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan and is expected to be recognized over a weighted-average period of
0.96
years. The total fair value at grant-date of shares granted during the year ended
December 31, 2016,
December 31, 2017,
and
December 31, 2018
was
$99,317,
$176,475
and
$134,232
respectively.